DIGITAL ASSETS LOAN RECEIVABLE AND DIGITAL ASSETS BORROWED Q - Assets Posted as Collateral Associated with Digital Assets Borrowed (Details) - USD ($) $ in Thousands	Jun. 30, 2025	Dec. 31, 2024
Financing Receivable, Allowance for Credit Loss [Line Items]
Less: Allowance for credit loss	$ (2,477)	$ (826)
Assets posted as collateral associated with digital assets borrowed	498,941	83,395
Digital intangible assets
Financing Receivable, Allowance for Credit Loss [Line Items]
Assets posted as collateral - Digital intangible assets	$ 501,418	$ 84,221